Note 3 - Facility Agreement	12 Months Ended
Dec. 31, 2011
Line of Credit Facility, Description
NOTE 3.  FACILITY AGREEMENT

On October 30, 2007, the Company entered into a Facility Agreement (the “Facility Agreement”) with certain affiliates of Deerfield Management (collectively, “Deerfield”), pursuant to which Deerfield agreed to loan to the Company up to $30 million.  The Facility Agreement requires, among other things, that the Company comply with all regulatory agency requirements and the requirements of the Company’s license agreements. The Company is also prohibited from disposing of certain assets related to certain product candidates the Company is currently developing.  In accordance with and upon entering into the Facility Agreement, the Company paid a loan commitment fee of $1.1 million to Deerfield.  The Company has drawn down an aggregate of $27.5 million since October 30, 2007, of which the entire amount was outstanding at December 31, 2011. There are no additional draws available under the Facility Agreement.

Pursuant to the Facility Agreement, the Company is required to make quarterly interest payments on outstanding principal, at a stated annual rate of 9.85%.  Under the original terms of the Facility Agreement, all outstanding indebtedness was required to be repaid in full on October 30, 2013.  However, on June 7, 2010, the Company and Deerfield entered into an amendment to the Facility Agreement that, among other terms, extended the maturity date of the outstanding principal to June 30, 2015.  The Company deemed this modification unsubstantial as the change in the present value of cash flows related to the payment of interest and principal was less than 10%.  On January 9, 2012, the Company and Deerfield entered into a second amendment to the Facility Agreement that required the Company to satisfy its interest payments for the quarters ending December 31, 2011, March 31, 2012, June 30, 2012 and September 30, 2012 by the issuance of a number of whole shares of Series A-2 Preferred. The Company’s obligations under the Facility Agreement are secured by all assets owned (or that will be owned in the future) by the Company, both tangible and intangible.

The effective interest rate on the $27.5 million notes payable, including discount on debt, is approximately 14.5%.  As of December 31, 2011, the Company had accrued $0.7 million in interest payable, which was satisfied in January 2012 by the issuance of 6,826 shares of Series A-2 Preferred and minor cash consideration in lieu of fractional shares.  The fair value of the loan payable as of December 31, 2011 was $15.6 million.

Discount on Debt. The Company issued certain warrants to Deerfield as part of the Facility Agreement.  The fair value of these warrants when issued was $6.0 million.  The total value of the warrants was recorded as a discount on the note payable with this discount amortized over the life of the loan agreement, through June 2015.  As of December 31, 2011, the remaining debt discount is approximately $3.5 million.

Summary of Notes Payable. From November 1, 2007 through May 20, 2009, the Company drew down $27.5 million of the $30.0 million in total loan proceeds available under the Facility Agreement. The Company is not required to pay back any portion of the principal amount until June 30, 2015.  The table below is a summary of the change in carrying value of the notes payable, including the discount on debt for the twelve months ended December 31, 2011 and 2010:

($ in thousands)	Carrying Value at January 1,	Gross Borrowings Incurred	Debt Discount Incurred	Amortized Discount	Carrying Value at December 31,
2011
Notes payable	$27,500	$—	$—	$—	$27,500
Discount on debt	(4,160)	—	—	693	(3,467)
Carrying value	$23,340				$24,033

($ in thousands)	Carrying Value at January 1,	Gross Borrowings Incurred	Debt Discount Incurred	Amortized Discount	Carrying Value at December 31,
2010
Notes payable	$27,500	$—	$—	$—	$27,500
Discount on debt	(4,903)	—	—	743	(4,160)
Carrying value	$22,597				$23,340

A summary of the debt issuance costs and changes during the periods ending December 31, 2011 and 2010 is as follows:

	Deferred Transaction Costs on January 1,	Period Amortized Deferred Transaction Costs	Deferred Transaction Costs on December 31,
($ in thousands)
2011	$905	$(154)	$751

($ in thousands)
2010	1,194	$(289)	$905